Shareholder’s Equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder’s Equity (Details) [Line Items]
Shares authorized		800,000,000	800,000,000	2,001,071
Outstanding shares		112,824,184	112,824,184	2,001,071
Cent		one
Shares issued		112,824,184	112,824,184	2,001,071
Ordinary share vote		one
Right to dividend		one
Opco shares issued		10,464,612
Ordinary shares		101,110	98,143	97,129
Aggregate subscription price (in Dollars)		$ 201,955
Total aggregate amount (in Dollars)		$ 202
Ordinary shares issued		11,714,612
Profit or loss amount (in Dollars)		$ 106,364
Redeemed share	4,500,000
Purchase price (in Dollars)	$ 45,000
Redeemable A Shares [Member]
Shareholder’s Equity (Details) [Line Items]
Redeemable shares		4,000,000
Class B Redeemable shares [Member]
Shareholder’s Equity (Details) [Line Items]
Redeemable shares		4,500,000
Holdco ordinary shares		4,500,000
OpCo Ordinary Shares [Member]
Shareholder’s Equity (Details) [Line Items]
Outstanding shares		2,904,146
Opco shares issued		97,128,690
Holdco Redeemable B Shares [Member]
Shareholder’s Equity (Details) [Line Items]
Redeemable B shares		4,500,000
Top of range [Member] | Class B Redeemable shares [Member]
Shareholder’s Equity (Details) [Line Items]
Ordinary shares		92,628,689
Bottom of range [Member] | Class B Redeemable shares [Member]
Shareholder’s Equity (Details) [Line Items]
Ordinary shares		1,250,000